Investment Securities - Securities Pledged (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Debt securities with carrying values, pledged	$ 89.2	$ 111.6
Accrued interest on investments	$ 1.4	$ 1.5
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued interest receivable